Restructuring	9 Months Ended
Sep. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring	RestructuringDuring the year ended December 31, 2020, the Company experienced significant disruption to its business in 2020 as a result of the rapid development of COVID-19 and the corresponding reduction in the demand for its marketplace services. In response to the impact of COVID-19, the Company implemented a restructuring plan in
April 2020 whereby approximately 50% of employees were terminated or placed on standby. In connection with this restructuring, the Company incurred severance-related and legal costs of $3.8 million, as well modified the terms of stock options previously awarded to impacted employees (see Note 14—Stock-Based Compensation). As of December 31, 2020, there was no remaining liability for restructuring-related costs.
The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s consolidated statements of operations (in thousands):

December 31, 2020
Operations and support	$796
Marketing	593
Product development	1,743
General and administrative	631
Total restructuring charges	$3,763
Restructuring
In response to the impact of COVID-19, the Company implemented a restructuring plan in April 2020 whereby approximately 50% of employees were terminated or placed on standby. In connection with this restructuring, the Company incurred total severance-related and legal costs of $3.8 million, as well as modified the terms of stock options previously awarded to impacted employees (see Note 12—Stock-Based Compensation). As of September 30, 2021 and December 31, 2020, there was no remaining liability for restructuring-related costs.
The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Operations and support	$174	$795
Marketing	84	592
Product development	138	1,741
General and administrative	116	623
Total restructuring charges	$512	$3,751
There were no restructuring charges recorded in costs and expenses in the Company’s condensed consolidated statements of operations for the three and nine months ended September 30, 2021.